Analysis of changes in financing during the year - Share capital, share premium and paid-in equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
At 1 January	£ 41,803	£ 43,824
At 31 December	36,496	41,803	£ 43,824
Share capital, share premium and paid-in equity
At 1 January	16,519	18,239	17,246
Issue of paid-in equity		937	2,218
Net cash inflow/(outflow) from financing		937	2,218
Share cancellation	(929)	(698)
Paid in equity reclassified to subordinated liabilities		(2,046)	(1,277)
At 31 December	£ 15,590	£ 16,519	£ 18,239